First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.6%
	Automobiles – 0.3%
10,140	Ford Motor Co.	6.20%	06/01/59	$222,674
20,501	Ford Motor Co.	6.00%	12/01/59	440,157
				662,831
	Banks – 1.0%
39,492	Bank of America Corp., Series KK	5.38%	(a)	897,653
3,485	Bank of America Corp., Series NN	4.38%	(a)	63,601
572	Bank of America Corp., Series SS	4.75%	(a)	11,354
10,000	Citigroup, Inc., Series II (b)	6.25%	(a)	250,900
169	JPMorgan Chase & Co., Series GG	4.75%	(a)	3,439
13,232	JPMorgan Chase & Co., Series LL	4.63%	(a)	263,317
4,764	Truist Financial Corp., Series R	4.75%	(a)	93,470
4,816	Wells Fargo & Co., Series Z	4.75%	(a)	94,875
20,996	Wintrust Financial Corp., Series F (c)	7.88%	(a)	557,864
				2,236,473
	Capital Markets – 2.8%
11,934	Affiliated Managers Group, Inc.	5.88%	03/30/59	256,581
4,000	Affiliated Managers Group, Inc.	4.75%	09/30/60	69,840
22,386	Affiliated Managers Group, Inc.	4.20%	09/30/61	347,431
43,608	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,059,674
25,883	Bank of New York Mellon (The) Corp., Series K (c)	6.15%	(a)	666,746
9,507	Brookfield Oaktree Holdings, LLC, Series A	6.63%	(a)	207,158
66,141	Carlyle Finance LLC	4.63%	05/15/61	1,147,546
5,114	DigitalBridge Group, Inc., Series H	7.13%	(a)	98,240
19,912	DigitalBridge Group, Inc., Series I	7.15%	(a)	388,085
12,056	DigitalBridge Group, Inc., Series J	7.13%	(a)	232,560
34,217	KKR Group Finance Co., IX LLC	4.63%	04/01/61	599,140
3,933	Morgan Stanley, Series K	5.85%	(a)	96,830
13,003	Morgan Stanley, Series Q	6.63%	(a)	340,939
5,553	State Street Corp., Series G	5.35%	(a)	130,107
18,318	TPG Operating Group II, L.P.	6.95%	03/15/64	462,163
				6,103,040
	Consumer Finance – 0.0%
2,212	Capital One Financial Corp., Series I	5.00%	(a)	43,554
	Diversified REITs – 0.0%
28	Global Net Lease, Inc., Series A	7.25%	(a)	655
	Diversified Telecommunication Services – 0.5%
20,518	AT&T, Inc.	5.35%	11/01/66	460,835
297	AT&T, Inc., Series A	5.00%	(a)	6,118
25,587	AT&T, Inc., Series C	4.75%	(a)	493,829
				960,782
	Electric Utilities – 2.9%
114,896	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	2,941,338
1,195	Southern (The) Co.	5.25%	12/01/77	26,541
19,708	Southern (The) Co., Series 2020	4.95%	01/30/80	404,999
1,137	Southern (The) Co., Series C	4.20%	10/15/60	20,796
109,639	Xcel Energy, Inc.	6.25%	10/15/85	2,730,011
				6,123,685
	Financial Services – 1.5%
35	Apollo Global Management, Inc. (c)	7.63%	09/15/53	922

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
91,844	Corebridge Financial, Inc.	6.38%	12/15/64	$2,195,990
44,556	Equitable Holdings, Inc., Series A	5.25%	(a)	933,003
3,560	Voya Financial, Inc., Series B (c)	5.35%	(a)	86,793
				3,216,708
	Food Products – 0.0%
1,186	CHS, Inc., Series 2	7.10%	(a)	30,184
1,426	CHS, Inc., Series 3	6.75%	(a)	35,764
				65,948
	Independent Power & Renewable Electricity Producers – 0.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	546,422
19,571	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	351,495
				897,917
	Insurance – 6.8%
77,451	AEGON Funding Co., LLC	5.10%	12/15/49	1,559,863
4,098	Allstate (The) Corp., Series H	5.10%	(a)	88,312
34,773	American National Group, Inc.	7.38%	(a)	871,411
18,434	Arch Capital Group Ltd., Series G	4.55%	(a)	328,125
24,621	Aspen Insurance Holdings Ltd.	5.63%	(a)	488,973
70,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,397,313
14,994	Assurant, Inc.	5.25%	01/15/61	308,876
58,373	Athene Holding Ltd. (c)	7.25%	03/30/64	1,475,669
28,004	Athene Holding Ltd., Series A (c)	6.35%	(a)	693,939
42,292	Athene Holding Ltd., Series E (c)	7.75%	(a)	1,093,671
752	Athene Holding Ltd., Series B	5.63%	(a)	14,927
14,000	Axis Capital Holdings Ltd., Series E	5.50%	(a)	284,060
23,058	CNO Financial Group, Inc.	5.13%	11/25/60	444,328
85,707	Enstar Group Ltd., Series D (c)	7.00%	(a)	2,056,968
39,226	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,006,147
93,751	F&G Annuities & Life, Inc.	7.30%	01/15/65	2,120,648
169	MetLife, Inc., Series F	4.75%	(a)	3,380
10,700	Phoenix (The) Cos., Inc.	7.45%	01/15/32	204,638
520	Prudential Financial, Inc.	5.63%	08/15/58	12,480
847	Reinsurance Group of America, Inc. (c)	7.13%	10/15/52	21,556
877	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	21,943
2,571	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	41,547
4,762	W.R. Berkley Corp.	5.10%	12/30/59	99,145
				14,637,919
	Mortgage Real Estate Investment Trusts – 0.4%
1,102	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.92%	(a)	28,079
14,734	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + 4.70% (d)	8.63%	(a)	370,118
6,350	AGNC Investment Corp., Series H	8.75%	(a)	164,782
4,734	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.92%	(a)	122,469
8,798	Annaly Capital Management, Inc., Series J	8.88%	(a)	231,827
				917,275
	Multi-Utilities – 2.2%
3,106	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.53%	07/01/79	80,321

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	$481,623
28,172	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	481,741
28,674	CMS Energy Corp.	5.88%	10/15/78	681,294
16,128	CMS Energy Corp.	5.88%	03/01/79	387,878
86,095	DTE Energy Co., Series H	6.25%	10/01/85	2,135,156
529	DTE Energy Co., Series E	5.25%	12/01/77	11,829
16,875	Sempra	5.75%	07/01/79	379,688
				4,639,530
	Oil, Gas & Consumable Fuels – 0.2%
13,499	TransCanada PipeLines Ltd.	6.25%	11/01/85	334,775
	Real Estate Management & Development – 0.5%
40,808	Brookfield Property Partners, L.P., Series A	5.75%	(a)	566,415
36,595	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	549,291
				1,115,706
	Specialized REITs – 0.1%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	56,979
8,887	Public Storage, Series L	4.63%	(a)	169,653
				226,632
	Wireless Telecommunication Services – 2.0%
105,071	T-Mobile USA, Inc.	5.50%	03/01/70	2,405,075
77,936	T-Mobile USA, Inc.	5.50%	06/01/70	1,787,073
				4,192,148
	Total $25 Par Preferred Securities			46,375,578
	(Cost $49,386,854)
$1,000 PAR PREFERRED SECURITIES – 2.2%
	Banks – 2.2%
3,881	Wells Fargo & Co., Series L	7.50%	(a)	4,788,999
	(Cost $5,133,780)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 74.7%
	Banks – 42.6%
$400,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (e)	7.75%	(a)	430,463
1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (e)	9.38%	(a)	1,458,309
300,000	Banco de Credito e Inversiones S.A. (c) (e) (f)	8.75%	(a)	324,057
200,000	Banco de Credito e Inversiones S.A. (c) (e) (g)	8.75%	(a)	216,038
900,000	Banco Mercantil del Norte S.A. (c) (e) (f)	7.50%	(a)	930,880
1,000,000	Banco Mercantil del Norte S.A. (c) (e) (f)	7.63%	(a)	1,029,705
1,100,000	Banco Mercantil del Norte S.A. (c) (e) (f)	8.38%	(a)	1,187,346
400,000	Banco Mercantil del Norte S.A. (c) (e) (f)	8.75%	(a)	433,553
1,100,000	Banco Santander S.A. (c) (e)	8.00%	(a)	1,213,165
800,000	Banco Santander S.A. (c) (e)	9.63%	(a)	888,471
1,800,000	Banco Santander S.A. (c) (e)	9.63%	(a)	2,173,271
5,570,000	Bank of America Corp. (c)	6.63%	(a)	5,790,828
2,200,000	Bank of Montreal (c)	7.70%	05/26/84	2,340,749
1,100,000	Bank of Montreal (c)	7.30%	11/26/84	1,174,181
510,000	Bank of Montreal, Series 6 (c)	6.88%	11/26/85	525,520
1,500,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	1,589,183
1,500,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	1,607,219

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,200,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	$1,257,907
800,000	Bank of Nova Scotia (The) (c)	6.88%	10/27/85	821,866
550,000	Barclays PLC (c) (e)	4.38%	(a)	535,342
200,000	Barclays PLC (c) (e)	7.63%	(a)	215,641
4,000,000	Barclays PLC (c) (e)	8.00%	(a)	4,278,376
1,100,000	Barclays PLC (c) (e)	9.63%	(a)	1,251,589
650,000	BBVA Mexico S.A. (c) (e) (f)	5.88%	09/13/34	651,142
500,000	BBVA Mexico S.A. (c) (e) (f)	7.63%	02/11/35	528,871
1,300,000	BBVA Mexico S.A. (c) (e) (f)	8.45%	06/29/38	1,446,006
2,150,000	BNP Paribas S.A. (c) (e) (f)	4.63%	(a)	2,007,006
400,000	BNP Paribas S.A. (c) (e) (f)	7.38%	(a)	422,721
1,340,000	BNP Paribas S.A. (c) (e) (f)	7.75%	(a)	1,424,009
1,140,000	BNP Paribas S.A. (c) (e) (f)	8.00%	(a)	1,245,565
2,650,000	BNP Paribas S.A. (c) (e) (f)	8.50%	(a)	2,839,181
300,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	309,755
1,700,000	Canadian Imperial Bank of Commerce (c)	7.00%	10/28/85	1,767,369
950,000	Citigroup, Inc. (c)	6.63%	(a)	967,693
449,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	467,237
903,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	945,950
900,000	Citigroup, Inc., Series FF (c)	6.95%	(a)	927,619
1,300,000	Citigroup, Inc., Series GG (c)	6.88%	(a)	1,328,920
500,000	CoBank ACB (c)	7.25%	(a)	513,539
865,000	CoBank ACB, Series K (c)	6.45%	(a)	872,519
1,400,000	Commerzbank AG (c) (e) (g)	7.50%	(a)	1,480,907
1,577,000	Credit Agricole S.A. (c) (e) (f)	6.70%	(a)	1,613,624
3,123,000	Credit Agricole S.A. (c) (e) (f)	7.13%	(a)	3,267,220
300,000	Farm Credit Bank of Texas (c)	7.75%	(a)	314,557
600,000	Farm Credit Bank of Texas, Series 3 (c) (f)	6.20%	(a)	600,993
260,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(a)	270,676
1,050,000	First Citizens BancShares, Inc., Series D (c)	7.00%	(a)	1,074,340
760,000	HSBC Holdings PLC (c) (e)	6.88%	(a)	785,598
1,800,000	HSBC Holdings PLC (c) (e)	6.95%	(a)	1,896,200
1,100,000	HSBC Holdings PLC (c) (e)	7.05%	(a)	1,147,293
2,000,000	HSBC Holdings PLC (c) (e)	8.00%	(a)	2,105,812
1,499,000	Huntington Bancshares, Inc., Series K (c)	6.25%	(a)	1,499,751
1,800,000	ING Groep N.V. (c) (e)	7.00%	(a)	1,884,015
1,000,000	ING Groep N.V. (c) (e) (g)	7.25%	(a)	1,069,484
1,457,000	ING Groep N.V. (c) (e) (g)	8.00%	(a)	1,583,877
2,100,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	2,219,391
300,000	Lloyds Banking Group PLC (c) (e)	6.63%	(a)	297,768
1,860,000	Lloyds Banking Group PLC (c) (e)	8.00%	(a)	2,020,302
1,400,000	Mitsubishi UFJ Financial Group, Inc. (c) (e)	6.35%	(a)	1,434,294
900,000	NatWest Group PLC (c) (e)	8.13%	(a)	1,017,671
430,000	Nordea Bank Abp (c) (e) (f)	6.75%	(a)	441,998
182,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	183,278
1,650,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	1,705,549
400,000	Royal Bank of Canada (c)	6.35%	11/24/84	393,610
1,200,000	Royal Bank of Canada (c)	6.75%	08/24/85	1,241,512
1,220,000	Royal Bank of Canada (c)	6.50%	11/24/85	1,214,621
1,500,000	Societe Generale S.A. (c) (e) (f)	9.38%	(a)	1,602,929
1,200,000	Societe Generale S.A. (c) (e) (f)	10.00%	(a)	1,336,166
720,000	Sumitomo Mitsui Financial Group, Inc. (c) (e)	6.60%	(a)	744,073
600,000	Swedbank AB (c) (e) (g)	7.75%	(a)	649,800
2,180,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	2,285,128
900,000	Toronto-Dominion Bank (The) (c)	6.35%	10/31/85	915,226

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$864,000	Wells Fargo & Co. (c)	6.85%	(a)	$904,128
				91,540,552
	Capital Markets – 6.2%
1,500,000	Ares Finance Co. III LLC (c) (f)	4.13%	06/30/51	1,483,903
400,000	Bank of New York Mellon (The) Corp. (c)	5.95%	(a)	406,632
4,100,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			1,409,580
1,600,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			550,080
2,425,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			833,715
1,500,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			515,700
600,000	Deutsche Bank AG (c) (e) (g)	8.13%	(a)	647,333
550,000	Goldman Sachs Group (The), Inc. (c)	6.85%	(a)	573,470
494,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	522,930
2,611,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	2,757,767
700,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	713,550
1,100,000	Nomura Holdings, Inc. (c) (e)	7.00%	(a)	1,143,603
513,000	State Street Corp., Series I (c)	6.70%	(a)	532,413
1,172,000	State Street Corp., Series J (c)	6.70%	(a)	1,228,549
				13,319,225
	Diversified Telecommunication Services – 1.7%
2,283,000	Bell Canada (c)	7.00%	09/15/55	2,395,278
438,000	TELUS Corp. (c)	6.63%	10/15/55	448,164
806,000	TELUS Corp. (c)	7.00%	10/15/55	843,347
				3,686,789
	Electric Utilities – 4.8%
1,980,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	2,122,554
1,089,000	American Electric Power Co., Inc., Series D (c)	6.05%	03/15/56	1,081,785
975,000	Duke Energy Corp. (c)	6.45%	09/01/54	1,020,551
850,000	Entergy Corp. (c)	6.10%	06/15/56	849,723
950,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	999,782
1,000,000	EUSHI Finance, Inc. (c)	6.25%	04/01/56	1,006,605
1,335,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	1,419,141
590,000	NextEra Energy Capital Holdings, Inc. (c)	6.50%	08/15/55	620,584
1,100,000	Southern (The) Co., Series 2025 (c)	6.38%	03/15/55	1,147,744
				10,268,469
	Financial Services – 2.7%
2,500,000	American AgCredit Corp. (c) (f)	5.25%	(a)	2,471,825
1,500,000	Capital Farm Credit ACA, Series 1 (c) (f)	5.00%	(a)	1,500,525
600,000	Compeer Financial ACA (c) (f)	4.88%	(a)	591,231
530,000	Compeer Financial ACA (c) (f)	7.88%	(a)	547,207
630,000	Corebridge Financial, Inc. (c)	6.88%	(a)	655,000
				5,765,788
	Food Products – 3.3%
300,000	Dairy Farmers of America, Inc. (l)	7.13%	(a)	302,548
1,305,000	Land O’Lakes Capital Trust I (l)	7.45%	03/15/28	1,348,443
1,400,000	Land O’Lakes, Inc. (f)	7.00%	(a)	1,253,000
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(a)	1,109,967
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	3,011,110
				7,025,068

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Gas Utilities – 0.7%
$880,000	AltaGas Ltd. (c) (f)	7.20%	10/15/54	$915,694
635,000	Spire, Inc. (c)	6.45%	06/01/56	641,406
				1,557,100
	Independent Power & Renewable Electricity Producers – 0.6%
1,404,000	AES (The) Corp. (c)	6.95%	07/15/55	1,373,606
	Insurance – 6.5%
800,000	Allianz SE (c) (e) (f)	6.55%	(a)	833,183
640,000	American National Group, Inc. (c)	7.00%	12/01/55	646,813
972,000	Assurant, Inc. (c)	7.00%	03/27/48	1,001,317
850,000	Assured Guaranty Municipal Holdings, Inc. (c) (f)	6.40%	12/15/66	799,315
2,000,000	CNP Assurances S.A. (c) (e) (g)	4.88%	(a)	1,904,206
1,000,000	Fortegra Financial Corp. (c) (l)	8.50%	10/15/57	995,860
1,014,000	Global Atlantic Fin Co. (c) (f)	7.95%	10/15/54	1,048,901
952,000	Global Atlantic Fin Co. (c) (f)	7.25%	03/01/56	960,106
2,870,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	6.24%	02/12/47	2,738,494
1,174,000	Kuvare US Holdings, Inc. (c) (f)	7.00%	02/17/51	1,172,499
1,200,000	Meiji Yasuda Life Insurance Co. (c) (f)	6.10%	06/11/55	1,235,736
561,000	Nippon Life Insurance Co. (c) (f)	6.50%	04/30/55	600,595
				13,937,025
	Multi-Utilities – 2.6%
75,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	79,599
1,485,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	1,527,523
1,015,000	Dominion Energy, Inc. (c)	6.20%	02/15/56	1,018,957
140,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	145,855
543,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	587,435
900,000	NiSource, Inc. (c)	6.38%	03/31/55	930,439
1,290,000	Sempra (c)	6.40%	10/01/54	1,305,655
				5,595,463
	Oil, Gas & Consumable Fuels – 1.9%
1,040,000	Enbridge, Inc. (c)	7.63%	01/15/83	1,134,967
1,942,000	Enbridge, Inc. (c)	8.50%	01/15/84	2,222,856
274,000	Energy Transfer, L.P., Series G (c)	7.13%	(a)	283,811
374,000	Transcanada Trust (c)	5.60%	03/07/82	372,445
				4,014,079
	Trading Companies & Distributors – 0.6%
1,387,000	Air Lease Corp., Series D (c)	6.00%	(a)	1,340,367
	Wireless Telecommunication Services – 0.5%
1,014,000	Rogers Communications, Inc. (c)	7.13%	04/15/55	1,063,766
	Total Capital Preferred Securities			160,487,297
	(Cost $159,672,735)

Total Investments – 98.5%	211,651,874
(Cost $214,193,369)
Net Other Assets and Liabilities – 1.5%	3,192,369
Net Assets – 100.0%	$214,844,243

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

(a)	Perpetual maturity.
(b)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.
(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(d)	Floating or variable rate security.
(e)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2026, securities noted as such amounted to $58,038,063 or 27.0% of net assets. Of these securities, 11.6% originated in emerging markets, and 88.4% originated in foreign markets.

(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $45,606,263 or 21.2%
of net assets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $3,309,075 or 1.5% of net assets.

(i)	Claim pending with the administrative court of Switzerland.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(l)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Country Allocation †	% of Net Assets
United States	52.9%
Canada	13.2
France	8.2
United Kingdom	7.2
Bermuda	3.0
Mexico	2.9
Spain	2.9
Japan	2.4
Netherlands	2.1
Switzerland	1.5
Germany	1.4
Sweden	0.3
Chile	0.3
Finland	0.2
Total Investments	98.5
Net Other Assets and Liabilities	1.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$2,236,473	$1,985,573	$250,900	$—
Insurance	14,637,919	12,376,313	2,261,606	—
Other Industry Categories*	29,501,186	29,501,186	—	—
$1,000 Par Preferred Securities*	4,788,999	4,788,999	—	—
Capital Preferred Securities:
Capital Markets	13,319,225	—	10,010,150	3,309,075
Other Industry Categories*	147,168,072	—	147,168,072	—
Total Investments	$211,651,874	$48,652,071	$159,690,728	$3,309,075

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of January 31, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2025
Capital Preferred Securities	$3,301,375
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Capital Preferred Securities	7,700
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2026
Capital Preferred Securities	3,309,075
Total Level 3 holdings	$3,309,075
There was a net change of $7,700 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2026.

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	$ 300,000	$100.85	$310,125	$302,548	0.14%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	99.59	1,000,000	995,860	0.46
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	103.33	1,320,745	1,348,443	0.63
				$2,630,870	$2,646,851	1.23%